Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Finished goods	$ 89,570	$ 87,967
Work-in-process	2,271	3,106
Raw materials	80,670	77,431
Total Inventory	$ 172,511	$ 168,504